CAPITAL SECURITIES (Tables)	6 Months Ended
Jun. 30, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure Of Capital Securities Classified As Liabilities
The partnership has the following capital securities outstanding as of June 30, 2021 and December 31, 2020:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2021	Dec. 31, 2020
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$593	$586
Series 2	24,000,000	6.50%	559	555
Series 3	24,000,000	6.75%	542	538
Brookfield Office Properties Inc. (“BPO”) Class B Preferred Shares:
Series 1(1)	3,600,000	70% of bank prime	—	—
Series 2(1)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	842,534	5.25%	21	21
Series 2	556,746	5.75%	11	11
Series 3	789,092	5.00%	16	16
Series 4	594,994	5.20%	12	12
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	—	249
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	142	142
BSREP II Vintage Estate Partners LLC ("Vintage Estate") Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			870	863
Total capital securities			$2,806	$3,033

Current			655	649
Non-current			2,151	2,384
Total capital securities			$2,806	$3,033
(1)BPO Class B Preferred Shares, Series 1 and 2 capital securities are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

Summary of reconciliation of cash flows from financing activities from capital securities	Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2020	Capital securities redeemed	Fair value changes	Jun. 30, 2021
Capital securities	$3,033	$(248)	$21	$2,806